SUMMARY SECTION
Investment Objective
The investment objective of the Roosevelt Multi-Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Roosevelt Multi-Cap Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roosevelt Multi-Cap Fund
Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.30%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Roosevelt Multi-Cap Fund	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.57% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies, although the Fund may also purchase stock of non-U.S. companies. The adviser pursues investment opportunities in companies of all market capitalizations, although the Fund typically invests in companies with market capitalizations exceeding  $500 million, without regard for investment style (value or growth). The adviser does not limit its approach to one specific research method. Rather, it uses top-down and bottom-up research styles to identify investment opportunities.

Through the adviser’s top-down process, it attempts to understand and identify change – whether it is economic, political, social, demographic or industry-specific – which is expected to be long-term and enduring. The adviser translates these changes into long-term investment themes, which the adviser believes will result in portfolio diversification. The adviser utilizes this theme-based approach to select companies that it believes will take advantage of market inefficiencies and will offer long-term outperformance in a variety of market conditions. The adviser continually re-evaluates its themes and adjusts the Fund’s portfolio holdings as it believes appropriate to take advantage of evolving market conditions.

Through the adviser’s bottom-up research process, it seeks to identify stocks that have very attractive risk and return characteristics. While the adviser’s themes act as a framework from which it researches companies and builds the Fund’s portfolio, it will also invest in ‘non-thematic’ stocks that possess the potential to add positive returns to the Fund. The adviser considers various factors in deciding whether to buy a particular stock as it searches for companies whose business models are poised to take advantage of these themes. Once the adviser has identified such companies, it conducts thorough analyses (fundamental, technical, and quantitative) from which it bases its security selection. Finally, the adviser considers whether a favored company is attractively priced. Valuation is a key input in the decision making process.

Equity securities in which the Fund may invest include common stocks of U.S. and foreign companies of any market capitalization, common stock equivalents (such as warrants and rights), shares of open-end and closed-end mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities, and equity real estate investment trusts (REITs). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in foreign securities (including emerging markets) directly, or indirectly through American Depositary Receipts (ADRs). ADRs are trust certificates representing ownership of shares of a foreign issuer, and are an alternative to purchasing foreign securities in their national markets and currencies.

The adviser also focuses on risk management of the Fund’s portfolio. The adviser evaluates general market risks, as well as risks of the Fund’s portfolio companies, using various models and key economic data. Based on its research, the adviser may determine to hedge a portfolio stock by, for example, buying another stock in an inversely correlated industry, or by buying lower volatility stocks during volatile market times.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

• General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in our Fund.

• Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual company’s stocks regardless of the success or failure of an individual company’s operations.

• Management Risk. The adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.

• Style Risk. The Fund invests in both “value stocks” and “growth stocks.” With respect to value stocks, the market may not agree with the adviser’s determination that a stock is undervalued, and the stock’s price may not increase to what the adviser believes is its full value. It may even decrease in value. With respect to “growth stocks,” the company’s earnings growth rate may not meet the adviser’s expectations, and the stock price may not increase as the adviser anticipates.

• Defensive Risk. To the extent that the Fund attempts to hedge its portfolio stocks or takes defensive measures such as holding a significant portion of its assets in cash or cash equivalents, the Fund may not achieve its investment objective.

• Small- and Medium-Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default). The Fund may invest in closed-end funds, the market price of which may be affected by a variety of factors that may result in the market price of the shares of the closed-end fund being different from the closed-end fund’s net asset value. Closed-end funds are also subject to liquidity risk, leverage risk and volatility risk.

• Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

• Commodities Risk. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Turnover Risk. At times, the Fund may have a portfolio turnover rate that is higher than other equity funds. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

• REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Fixed Income Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities. Zero coupon bonds do not pay current income, are sensitive to changes in interest rates and/or interest rate expectations, and exhibit greater price volatility than ordinary coupon-paying bonds.

• Derivatives Risk. The Fund may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the average annual total returns of the Fund (including its predecessor) compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart and table below include performance of the Predecessor Fund.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2003, 19.28% Worst Quarter: 4th Quarter, 2008, -18.77%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	Label	One Year	Five Years	Since Inception	Inception Date
Roosevelt Multi-Cap Fund Return Before Taxes	The Fund	Return Before Taxes	13.95%	5.23%	9.09%	Dec 21, 2001
Roosevelt Multi-Cap Fund Return After Taxes on Distributions	The Fund	Return After Taxes on Distributions	13.94%	4.76%	8.39%	Dec 21, 2001
Roosevelt Multi-Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	The Fund	Return After Taxes on Distributions and Sale of Fund Shares	9.07%	4.32%	7.72%	Dec 21, 2001
S&P 500 Index		S&P 500 Index	15.09%	2.29%	3.03%	Dec 21, 2001
Russell 3000 Index		Russell 3000 Index	16.93%	2.74%	3.83%	Dec 21, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than twelve months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0576, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.rooseveltmcf.com.

Label	Element	13 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Prospectus Date	rr_ProspectusDate	Mar 30, 2011
Roosevelt Multi-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Roosevelt Multi-Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	713
10 years	rr_ExpenseExampleYear10	1,568
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.57%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. companies, although the Fund may also purchase stock of non-U.S. companies. The adviser pursues investment opportunities in companies of all market capitalizations, although the Fund typically invests in companies with market capitalizations exceeding  $500 million, without regard for investment style (value or growth). The adviser does not limit its approach to one specific research method. Rather, it uses top-down and bottom-up research styles to identify investment opportunities.

Through the adviser’s top-down process, it attempts to understand and identify change – whether it is economic, political, social, demographic or industry-specific – which is expected to be long-term and enduring. The adviser translates these changes into long-term investment themes, which the adviser believes will result in portfolio diversification. The adviser utilizes this theme-based approach to select companies that it believes will take advantage of market inefficiencies and will offer long-term outperformance in a variety of market conditions. The adviser continually re-evaluates its themes and adjusts the Fund’s portfolio holdings as it believes appropriate to take advantage of evolving market conditions.

Through the adviser’s bottom-up research process, it seeks to identify stocks that have very attractive risk and return characteristics. While the adviser’s themes act as a framework from which it researches companies and builds the Fund’s portfolio, it will also invest in ‘non-thematic’ stocks that possess the potential to add positive returns to the Fund. The adviser considers various factors in deciding whether to buy a particular stock as it searches for companies whose business models are poised to take advantage of these themes. Once the adviser has identified such companies, it conducts thorough analyses (fundamental, technical, and quantitative) from which it bases its security selection. Finally, the adviser considers whether a favored company is attractively priced. Valuation is a key input in the decision making process.

Equity securities in which the Fund may invest include common stocks of U.S. and foreign companies of any market capitalization, common stock equivalents (such as warrants and rights), shares of open-end and closed-end mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities, and equity real estate investment trusts (REITs). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in foreign securities (including emerging markets) directly, or indirectly through American Depositary Receipts (ADRs). ADRs are trust certificates representing ownership of shares of a foreign issuer, and are an alternative to purchasing foreign securities in their national markets and currencies.

The adviser also focuses on risk management of the Fund’s portfolio. The adviser evaluates general market risks, as well as risks of the Fund’s portfolio companies, using various models and key economic data. Based on its research, the adviser may determine to hedge a portfolio stock by, for example, buying another stock in an inversely correlated industry, or by buying lower volatility stocks during volatile market times.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of U.S. companies, although the Fund may also purchase stock of non-U.S. companies. The adviser pursues investment opportunities in companies of all market capitalizations, although the Fund typically invests in companies with market capitalizations exceeding $500 million, without regard for investment style (value or growth). The adviser does not limit its approach to one specific research method. Rather, it uses top-down and bottom-up research styles to identify investment opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

• General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in our Fund.

• Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual company’s stocks regardless of the success or failure of an individual company’s operations.

• Management Risk. The adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.

• Style Risk. The Fund invests in both “value stocks” and “growth stocks.” With respect to value stocks, the market may not agree with the adviser’s determination that a stock is undervalued, and the stock’s price may not increase to what the adviser believes is its full value. It may even decrease in value. With respect to “growth stocks,” the company’s earnings growth rate may not meet the adviser’s expectations, and the stock price may not increase as the adviser anticipates.

• Defensive Risk. To the extent that the Fund attempts to hedge its portfolio stocks or takes defensive measures such as holding a significant portion of its assets in cash or cash equivalents, the Fund may not achieve its investment objective.

• Small- and Medium-Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default). The Fund may invest in closed-end funds, the market price of which may be affected by a variety of factors that may result in the market price of the shares of the closed-end fund being different from the closed-end fund’s net asset value. Closed-end funds are also subject to liquidity risk, leverage risk and volatility risk.

• Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

• Commodities Risk. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Turnover Risk. At times, the Fund may have a portfolio turnover rate that is higher than other equity funds. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

• REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Fixed Income Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities. Zero coupon bonds do not pay current income, are sensitive to changes in interest rates and/or interest rate expectations, and exhibit greater price volatility than ordinary coupon-paying bonds.

• Derivatives Risk. The Fund may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the average annual total returns of the Fund (including its predecessor) compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart and table below include performance of the Predecessor Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2002	rr_AnnualReturn2002	(5.00%)
2003	rr_AnnualReturn2003	41.27%
2004	rr_AnnualReturn2004	12.32%
2005	rr_AnnualReturn2005	12.83%
2006	rr_AnnualReturn2006	11.51%
2007	rr_AnnualReturn2007	20.88%
2008	rr_AnnualReturn2008	(27.86%)
2009	rr_AnnualReturn2009	16.44%
2010	rr_AnnualReturn2010	13.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2003, 19.28% Worst Quarter: 4th Quarter, 2008, -18.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.77%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than twelve months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than twelve months.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0576, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.rooseveltmcf.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 322-0576
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rooseveltmcf.com
Roosevelt Multi-Cap Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.95%
Five Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
Roosevelt Multi-Cap Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.94%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
Roosevelt Multi-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	9.07%
Five Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	15.09%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001